Inventories and pre-publication costs (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Information About Inventories Explanatory [Abstract]
Summary of Inventories and Pre-Publication Costs
	2019 £m	2018 £m
Raw materials	2	2
Pre-publication costs	181	171
Finished goods	34	39
Total	217	212